General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Professional services	$ 372	$ 49	$ 111
Share-based compensation	1,849	257	137
Salaries and social benefits	74	52	56
Insurance	68	14	6
Traveling abroad	50	8	24
Others	92	13	3
Total	$ 2,505	$ 393	$ 337